CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2013
CONVERTIBLE NOTES
CONVERTIBLE NOTES
17. CONVERTIBLE NOTES

	7% Notes (1)	4.5% Notes (2)	8% Note (3)	15% Note (4)	8% & 4.4%Note (5)	12% Con.Deb (6)	Note (7)	8% Note (8)	3.9% Note (8)	Total

Balance at December 31, 2010	$45,230	$-	$-	$-	$-	$-	$-	$-	$-	$45,230
Amortization of the Beneficial Conversion Feature	8,161	-	-	-	-	-	-	-	-	8,161
Make whole fundamental change	-	-	-	-	-	-	-	-	-	-
Balance at December 31, 2011	53,391	-	-	-	-	-	-	-	-	53,391
Amortization of the Beneficial Conversion Feature	71,561	-	-	-	-	-	-	-	-	71,561
Partial Conversion of the Convertible Senior Notes	(124,900)	-	-	-	-	-	-	-	-	(124,900)
Convertible Notes Issued	-	62,500	-	-	-	-	-	-	-	62,500
Balance at December 31, 2012	52	62,500	-	-	-	-	-	-	-	62,552
Convertible Notes Issued	-	-	2,855	1,000	1,525	500	20,000	15,000	24,000	64,880
Beneficial Conversion Feature	-	-	-	(248)	-	-	-	-	-	(248)
Amortization of the Beneficial Conversion Feature & Warrant	13	-	-	248	-	3	-	-	-	264
Cash payments	-	-	-	-	-	-	-	(125)	-	(125)
Warrants attached	-	-	-	-	-	(142)	-	-	-	(142)
Notes Converted to shares	-	-	(2,855)	(1,000)	-	-	-	(8,875)	(12,800)	(25,530)
Balance at December 31, 2013	$65	$62,500	$-	$-	$1,525	$361	$20,000	$6,000	$11,200	$101,651

(1) Senior Convertible 7% Notes

In connection with the recapitalization on October 13, 2009, the Company issued $145,000 in aggregate principal amount of 7% Notes. The 7% Notes were convertible into common shares at a conversion price of $4,050.00 per share (“Any time” conversion option), subject to adjustment for certain events, including certain distributions by the Company of cash, debt and other assets, spin offs and other events. The issuance of the 7% Notes was pursuant to the Indenture dated October 13, 2009, between the Company and Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.), and the Note Purchase Agreement, executed by each of Investment Bank of Greece and Focus Maritime Corp. as purchasers.

All of the outstanding 7% Notes owned by Focus Maritime Corp. were pledged to, and their acquisition was financed by, Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.) $20,000 of the proceeds of the 7% Notes were used to partially repay a portion of existing indebtedness and the remaining proceeds were used for general corporate purposes and to fund vessel acquisitions. The Note Purchase Agreement and the Indenture with respect to the 7% Notes contained certain covenants, including, among others, limitations on the incurrence of additional indebtedness, except for approved vessel acquisitions, and limitations on mergers and consolidations. In connection with the issuance of the 7% Notes, the Company entered into a Registration Rights Agreement providing the holders of the 7% Notes with certain demand and other registration rights for the common shares underlying the 7% Notes. The Investment Bank of Greece also received warrants to purchase up to 926 common shares at an exercise price of $10,800.00 per share, with an expiration date of October 13, 2015, in connection with advisory services provided by the Investment Bank of Greece to the Company.

In November 2009, Focus Maritime Corp., a company controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors, converted $20,000 of the 7% Notes into approximately 5,000 new common shares of the Company. In connection with the restructuring  of NewLead’s debt, on July 2, 2012, the Company entered into an agreement with Focus Maritime Corp. for the conversion of its remaining $124,900 of the 7% Notes, together with interest accrued thereon and future interest payment and an additional fee payable to Focus Maritime Corp. as an inducement for the conversion, into approximately 589,000 common shares of the Company. Under the agreement with Focus Maritime Corp., the Company may not allow debt to equity conversions on more favorable terms to other debtors.

Upon the issuance of the notes, the Company recorded a BCF totaling $100,536 as a contra liability (discount) that had to be amortized into the income statement (via interest charge) over the life of the 7% Notes. For the year ended December 31, 2013, $13 of the BCF was amortized and reflected as interest expense in the statements of operations and comprehensive loss ($71,561 for the year ended December 31, 2012, and $8,161 for the year ended December 31 2011). In addition, as a result of the agreement with Focus Maritime Corp., the Company recorded an inducement loss of $293,109, which is included in Loss on extinguishment of convertible notes. Accordingly, in the aggregate, $100 of the 7% Notes remained outstanding as of December 31, 2013 and 2012.

As of December 31, 2013, the Company was not in compliance with its financial covenants on this indebtedness and had defaulted on three coupon payments. As such, the full amount outstanding was reclassified to current liabilities.

(2) Senior Convertible 4.5% Note

In November 2010, the Company entered into an agreement with Lemissoler Maritime Company W.L.L. (“Lemissoler”) for the sale and immediate bareboat leaseback of four dry bulk vessels comprised of three Capesize vessels, the Brazil, the Australia, and the China, as well as the Panamax vessel Grand Rodosi. Total consideration for the sale was $86,800 and the bareboat leaseback charter period was eight years. NewLead retained call options to buy the vessels back during the lease period at pre-determined decreasing prices and was obligated to repurchase the vessels for approximately $40,000 at the end of the lease term. The repurchase obligation could be paid partially in cash and partially in common shares, at the Company’s option.

The Company concluded that it had retained substantially all of the benefits and risks associated with such vessels and has treated the transaction as a financing, resulting in an immediate loss of $2,728 (for those vessels where their fair value was below their carrying amount) and deferred gain of $10,540 (for those vessels where their fair values was above their carrying amount) which had been amortized over the life of each vessel. The unamortized portion of $9,083 as of December 31, 2011 was written off upon the redelivery of the vessels and is reported under discontinued operations. The amortization for the year ended December 31, 2011 amounted to $1,316 and is reported under discontinued operations.

On January 31, 2012, February 7, 2012, February 11, 2012, and March 19, 2012, respectively, pursuant to various redelivery addendums to certain sale and leaseback agreements, the Company completed the redelivery of the four dry bulk vessels, the Australia, the Grand Rodosi, the China and the Brazil, to their owners which are affiliates of Lemissoler. On November 28, 2012, the Company entered into a settlement and standstill agreement (the “Settlement Agreement”) with Prime, which sets out the terms and conditions on which Lemissoler has agreed to the settlement of amounts outstanding and due to them from the Company pursuant to various agreements that had been entered into between the Company and Lemissoler (the “Lemissoler Indebtedness”) and a standstill and waiver of Lemissoler’s right to take action in respect of the Lemissoler Indebtedness and the failure of the Company to perform their respective obligations under such agreements, which includes, for the avoidance of doubt, any existing or future liabilities under agreements relating to the operation of vessels chartered or assigned to Lemissoler.

Pursuant to the Settlement Agreement: (a) the Lemissoler Indebtedness was settled by issuing (i) 243,003 common shares of the Company to Prime; and (ii) $50,000 aggregate principal amount of the Company’s the 4.5% Senior Convertible Note due in  2022 issued to Prime Shipping Holding Ltd (“Prime”)(an affiliate of Lemissoler Maritime Company W.L.L. (“Lemissoler”) )(“4.5% Note”) with such terms as described below; and (b) all fees, costs and expenses incurred by Prime in connection with the transaction will be paid from the issuance of 1,084 common shares of the Company (covering $400 in fees) to Prime (with any shortfall from the sale of the common shares to be fully paid and settled by the Company, which may be satisfied by issuing further common shares of the Company to Prime). As of December 31, 2012, Prime received 243,003 common shares of the Company for the outstanding balance and 1,084 common shares of the Company for the fees, costs and expenses incurred by Prime and the Company issued to Prime the 4.5% Note. In addition, in connection with the Settlement Agreement, the Company entered into a registration rights agreement with Prime, pursuant to which NewLead is obligated to file a registration statement or registration statements covering the potential sale of the common shares of the Company issued to Prime and the shares of the Company’s common shares issuable upon conversion of the 4.5% Note. Prime may also request that the Company file a registration statement on Form F-3 if NewLead is entitled to use such form, or request that their purchased common shares be covered by a registration statement that the Company is otherwise filing (i.e., piggy-back registration). As a result of the agreement with Prime, the Company recorded an aggregate loss of $50,574, which is included in Loss from discontinued operations.

As of December 31, 2013 and 2012, no outstanding balance remained on the lease debt. On January 30, 2013, the Company was formally released from all of its obligations and liabilities under the relevant finance lease documentation.

The $50,000 in aggregate principal amount of its notional 4.5% Senior Convertible Note due in 2022 to Prime issued in December 31, 2012, will bear interest at an annual rate of 4.5%, which is payable quarterly on March 1, June 1, September 1 and December 1 of each year (beginning on March 1, 2013), until maturity in December 2022 or earlier upon redemption, repurchase or conversion in accordance with its terms. At the option of the Company, subject to certain conditions, interest and principal payments may be satisfied by issuing additional common shares of the Company (rather than in cash).

The amount of shares to be paid is calculated by dividing (i) the per share amount equal to 80% of the arithmetic average of the daily volume-weighted average price (“VWAPs”) of the Company’s common shares for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the interest payment date into (ii) an amount equal to the total amount of cash such holder would receive if the aggregate amount of interest on the 4.5% Note was being paid in cash. The 4.5% Note is convertible, at a holder’s option, at any time prior to the close of business on the maturity date or earlier upon redemption or repurchase in accordance with its terms. The holder has the right to convert the principal amount of the 4.5% Note, or any portion of such principal amount which is at least $1 (or such lesser principal amount of the 4.5% Note as shall be outstanding at such time), plus accrued and unpaid interest, into that number of fully paid and non-assessable common shares of the Company (as such shares shall then be constituted) obtained by dividing (1) the sum of (x) the principal amount of the 4.5% Note or portion thereof being converted plus (y) accrued and unpaid interest on the portion of the principal amount of the 4.5% Note being converted to the applicable conversion date plus (z) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (y) to the applicable conversion date by (2) the Conversion Price (as defined below) in effect on the applicable conversion date. The Conversion Price means an amount equal to 80% of the arithmetic average of the daily VWAPs of the common shares of the Company for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the conversion date. If the holder does not convert the 4.5% Note prior to the maturity date, then so long as no certain events of default (“Events of Default”) or an event triggering a repurchase (“Repurchase Event”) has occurred and is continuing, the principal of and accrued interest on the 4.5% Note that is outstanding on the maturity date shall automatically convert, without further action by the holder, into common shares of the Company. The number of common shares issued by the Company to the holder upon such conversion shall be the quotient obtained by dividing (x) the outstanding principal of and accrued interest on the 4.5% Note on the maturity date by (y) the Conversion Price then in effect.

The Company may redeem all or part of the outstanding principal amount of the 4.5% Note at any time, subject to certain conditions, at a redemption price in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note plus (2) accrued and unpaid interest on such principal amount to the redemption date plus (3) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (2) at the rate provided in the 4.5% Note to the redemption date, subject to certain conditions specified in the 4.5% Note. If a Repurchase Event occurs, the holder will have the right, at the holder’s option, to require the Company to repurchase all of the 4.5% Note, or any portion thereof, on a repurchase date that is five business days after the date of the holder delivered its notice with respect to such Repurchase Event. The repurchase price will be an amount in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note that the holder has elected to be repurchased plus (2) accrued and unpaid interest on such principal amount to the date of such repurchase plus (3) accrued and unpaid default interest, if any, thereon at the rate provided in the 4.5% Note to the date of such repurchase. If an Event of Default shall have occurred, then the applicable interest rate shall be increased to 6.5% per annum during the period from the date of such Event of Default until the date no Event of Default is continuing. The Company may, at its option, subject to certain conditions, make any payments required to be made by the Company to the holder upon acceleration of the 4.5% Note by reason of certain Events of Default in common shares of the Company.

The transaction above in substance represents a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability if, at inception, the monetary value of the obligation is based on a fixed monetary amount known at inception (for example, a payable settled with a variable number of the issuer’s equity shares). All other financial instruments recognized under such guidance shall be measured initially at fair value. Subsequent changes shall be measured at fair value with changes in fair value recognized in earnings.

Based on the above guidance, the aforementioned transaction should be recorded at fair value, both initially and in subsequent periods. Changes in fair value should be recorded through earnings. Fair value should be determined based on the total number of shares that will be used to settle the amount. The fair value at inception will be the amount of $50,000 divided by 80%.
On the date of the issuance, the fair value of the 4.5% Note amounted to $62,500. As of December 31, 2013, the Company was not in compliance with certain covenants on this indebtedness.

(3) Senior Convertible promissory 8% Note

On June 19, 2013, the Company issued a senior convertible promissory note to Tiger Equity Partners Ltd. (“Tiger”) for up to $1,670 (the “Tiger Note”), with an additional financial option of $2,330. The Company has exercised this option and received additional $1,185 financing. The Tiger Note is due on June 19, 2014. Borrowings under this note bear a fixed interest rate of 8% per annum on the unpaid principal balance if paid in cash or 15% per annum on the outstanding principal balance if settled by issuance of shares of the Company, at the option of the Company. The Tiger Note contains anti-dilution adjustments under certain circumstances. At the holder’s option, the Tiger Note is convertible into common shares at a conversion price equal to 95% of the arithmetic average of the closing price of the Company’s common shares on the five trading days prior to and beginning with the date two business days before the maturity date or the conversion date. During December, 2013 the Tiger Note has been converted into 211,846 common shares, including outstanding accrued interest. However, there is a true-up obligation regarding the fair value of the shares issued. Refer to Note 22 for further details.

(4) Senior Convertible promissory 15% Note

On February 5, 2013, the Company issued a senior convertible promissory note to Good Faith Credit LLC (“Good Faith”), for up to $1,000 (the “Good Faith Note”). The Good Faith Note was due in one balloon payment on August 4, 2014. Borrowings under this Good Faith Note bore a fixed interest rate of 10% per annum on the unpaid principal balance and 5% per annum on the outstanding principal balance and any accrued and unpaid cash interest payable in the Company’s common shares or cash, at the option of the Company. The Good Faith Note was convertible into common shares at a conversion price of $369 per share at holder’s option, at any time and from time to time. During September, 2013 the Good Faith Note has been converted into 35,001 common shares, including outstanding accrued interest.

(5) Financial Institutions 8% and 4.4% Note

During December 2013, the Company issued convertible promissory notes to financial institutions totaling $1,470 (The "8% notes"). These 8% notes are due in one balloon payment during September 2014. Borrowings under these 8% notes bear a fixed interest rate of 8% per annum on the unpaid principal balance. These 8% notes are convertible into common shares at a conversion price of 65% of average of the lowest 3 Trading prices during 10 trading day period at holder’s option, at any time and from time to time. As of December 31, 2013 the full amount of these 8% notes is outstanding.

During December 2013, the Company assumed a convertible promissory note upon the acquisition of VPP totaling $55 (the “4.4% note"). The 4.4% note is due in one balloon payment during October 2014. Borrowings under the 4.4% note bear a fixed interest rate of 4.4% per annum on the unpaid principal balance. The 4.4% note is payable in monthly installments of $5 including interest. The note is collateralized by certain equipment.

(6) Convertible Debenture 12%

On December 23, 2013, the Company issued a convertible debenture to Dominion Capital LLC, for up to $500. The Dominion debenture is due on December 23, 2014. Borrowings under this debenture bear a fixed interest rate of 12% per annum on the unpaid principal balance if paid in cash. The Dominion debenture also contains interest and anti-dilution adjustments under certain circumstances. The Dominion debenture is convertible into common shares at a conversion price equal to the lesser of a) $13.5 and b) 70% of average of the lowest 3 VWAP during 15 Trading day period at holder’s option, at any time and from time to time. As of December 31, 2013, the full amount of the Dominion debenture is outstanding. Please see also Note 22 in relation to derivatives associated with the convertible debenture.

(7) Unsecured Convertible Note

On December 27, 2013, the Company issued three unsecured convertible notes to NM Dauphin & Company Limited, Ray Capital Inc. and Tiger Capital Partners Ltd, for up to $20,000. The three notes are due in 60 days by issuance of common shares par value $0.10 at a conversion price equal to the average of the closing prices for the 10 trading days immediately prior to but no including the date of issuance of the shares. Borrowings under this note do not bear an interest rate. Moreover, these unsecured convertible notes contain a true-up clause for a period of five year. As of December 31, 2013, the full amount of the three notes is outstanding.

(8) Senior Secured 8% and 3.9% Note

On September 13, 2013 and December 9, 2013 the Company issued senior secured notes to Pallas Holding LLC and Pallas Highwall Mining LLC, for up to $15,000 and $24,000, respectively (the “Pallas Notes”). The Pallas Notes are due in December 31, 2014 by the option of wire transfer or issuance of common shares, par value $0.10, at the trading price of the common shares prior to issuance. Borrowings under the Pallas Notes bear fixed interest rate 8% and 3.9%, respectively. The Pallas Notes are convertible into common shares at a conversion price equal to the average of the 60 trading days and 10 trading days, respectively. Regarding the $24,000 senior secured note with Pallas Highwall Mining LLC, 100% of the membership interest in Viking Prep Plant LLC, which were acquired through this senior secured note, has been mortgaged back to Pallas Highwall Mining LLC.

In relation to $15,000 note, the Company paid (i) $125 of principal on the senior secured promissory note in cash and (ii) $5,875 of principal on the note through issuing 85,611 shares of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $9,000, which amount is to be paid quarterly commencing on September 30, 2013, with each quarterly payment to be a principal amount of $1,500 plus accrued but unpaid interest thereon.

In relation to $24,000 note, the Company paid (i) $10,000 of principal on the senior secured promissory note through issuing 515,464 shares of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $14,000, which amount is to be paid quarterly commencing on December 31, 2013, with each quarterly payment to be a principal amount of $2,800 plus accrued but unpaid interest thereon.

As of December 31, 2013, the amount of the outstanding Pallas Notes outstanding is $6,000 and $11,200 respectively. During 2013, the Company has paid through total shares of 284,230 for the total amount of installments and accrued interest of $6,020. However, there is a true-up obligation regarding the fair value of the shares issued. Refer to Note 22 for further details.

The Company has entered into a variety of transactions in order to develop the commodities sector. Therefore, there is need for funds that are covered through convertible notes.